Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Accumulated Other Comprehensive Income (Loss)

AOCI for years ended December 31, 2011, 2010 and 2009 consists of the following:

	2011	2010	2009
Unrealized holding gains (losses) on debt securities:
Balance, beginning of year	$19,712	$29,497	$11,500
Reclassification of unrealized gains to earnings	(15,892)	(21,975)	(3,869)
Unrealized gains (losses) due to changes in fair value	(40,711)	4,660	33,697
OTTI loss (noncredit portion), net of accretion	(502)	1,159	(1,661)
Tax effect	21,196	6,371	(10,170)

Balance, end of year	(16,197)	19,712	29,497

Fair market value of interest rate swaps:
Balance, beginning of year	(14,493)	(1,483)	(8,364)
Net unrealized gains (losses) due to changes in fair value	(110,755)	(20,491)	11,104
Tax effect	42,095	7,481	(4,223)

Balance, end of year	(83,153)	(14,493)	(1,483)

Net loss on settlement of forward swaps:
Balance, beginning of year	(10,275)	(7,951)	(2,358)
Losses associated with current period transactions	(4,816)	(9,015)	(12,854)
Reclassification of unrealized net losses to earnings	7,515	5,388	4,079
Tax effect	(823)	1,303	3,182

Balance, end of year	(8,399)	(10,275)	(7,951)

Total accumulated other comprehensive (loss) income	$(107,749)	$(5,056)	$20,063